TAXATION - Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Income (loss) before income taxes	¥ (2,482,795)	¥ (628,530)	¥ 626,508
Non-PRC
TAXATION
Income (loss) before income taxes	(331,586)	(421,597)	675,369
PRC
TAXATION
Income (loss) before income taxes	¥ (2,151,209)	¥ (206,933)	¥ (48,861)